Deferred Revenues	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Deferred Revenues
NOTE 18. DEFERRED REVENUES

December	2022	2021

Balance, January 1	$84,614	$35,409

Acquisition (Note 7)	135,409	-

Cash received in advance of revenue recognition	526,924	167,956

Revenue subsequently recognized	(354,531)	(118,438)
Currency translation effects	7,104	(313)

Closing balance	$399,520	$84,614

Current deferred revenues	$366,085	$84,614

Non-current deferred revenues	33,435	-

	$399,520	$84,614
Amounts recognized as current deferred revenues are typically recognized into revenue within six months and amounts recognized as non-current
deferred revenues will be recognized into revenue more than twelve months from the date of the balance sheet.